May 1, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

		RE:	Merrill Lynch Dragon Fund, Inc.
Post-Effective Amendment No. 15 to the Registration
	Statement on Form
        N-1A (Securities Act File No. 33-46216,
 Investment Company Act No. 811-6581

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the
 Securities Act of 1933,
      as amended (the "1933 Act"), Merrill
 Lynch Dragon Fund, Inc.
      (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement
of Additional Information
      that would have  been filed pursuant
to Rule 497(c) under the 1933 Act
     would not have differed from that
 contained in Post-Effective Amendment
     No. 15 to the Fund's Registration
Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment
 No. 15 to the Fund's
      Registration Statement on Form N-1A was
 filed electronically with
      the Securities and Exchange Commission
on April 17, 2002.

Very truly yours,

Merrill Lynch Dragon Fund, Inc.



______________________
Stephen M. Benham
Secretary of Fund